Share Capital	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

12. Share Capital

The authorized share capital of the Company is as follows:

(a) Authorized Share Capital

Class A Shares

An unlimited number, subordinate voting shares, carrying one vote each, entitled to dividends equal to or greater than Class B shares, convertible at the option of the holder into one Class B share for each Class A share after the occurrence of certain events related to an offer to purchase all Class B shares.

Class B Shares

An unlimited number, carrying 20 votes each, convertible at any time at the option of the holder into one Class A share for each Class B share.

Preferred A Shares

An unlimited number, non-voting, issuable in series.

The Company has not paid dividends on any class of shares during the year ended December 31, 2009.

(b) 2011 Share Capital Transactions

During the year ended December 31, 2011, Class A share capital increased by $1,456. The Company issued 504,919 shares related to vested restricted stock, 113,085 shares related to the exercise of outstanding stock options and 130,932 shares related to the exercise of outstanding stock appreciation rights, increasing share capital by $5,577.

During 2011, the Company’s employees surrendered 230,262 Class A shares valued at $4,121 in connection with the required tax withholding from the vesting of various equity awards. The Company paid these withholding taxes on behalf of the related employees. These shares were subsequently retired and no longer remain outstanding as of December 31, 2011.

Additional paid-in capital decreased by $28,293 and was reclassified to changes in excess of capital. The decrease related to $4,468 for vesting of restricted stock and stock appreciation rights, $7,475 relating to transactions with noncontrolling interests, $21,511 of dividends paid and to be paid, $24,532 for changes in the redemption value of redeemable noncontrolling interests, and $23 for options exercised. These decreases were offset by $22,709 relating to an increase from stock-based compensation and $7,007 of acquisition purchase price adjustments.

(c) 2010 Share Capital Transactions

During the year ended December 31, 2010, Class A share capital increased by $8,220. The Company issued 1,367,271 shares relating to vested restricted stock, 6,495 shares related to the exercise of outstanding stock options and 101,107 shares related to the exercise of outstanding stock appreciation rights, increasing share capital by $11,700.

During 2010, the Company’s employees surrendered 282,954 Class A shares valued at $3,480 in connection with the required tax withholding from the vesting of various equity awards. The Company paid these withholding taxes on behalf of the related employees. These shares were subsequently retired and no longer remain outstanding as of December 31, 2010.

Additional paid-in capital decreased by $9,174, of which $11,640 related to the vesting of restricted stock and stock appreciation rights, $7,603 relating to transactions with noncontrolling interests, dividends paid and to be paid of $10,194, changes in the redemption value of redeemable noncontrolling interests of $11,500. These decreases were offset by $14,954 relating to an increase from stock-based compensation and $16,809 transferred to charges in excess of capital.

(d) 2009 Share Capital Transactions

During the year ended December 31, 2009, Class A share capital increased by $4,999. The Company issued 620,393 shares related to vested restricted stock, 47,625 shares related to the exercise of outstanding stock options and 68,261 shares related to the exercise of outstanding stock appreciation rights, increasing share capital by $5,595.

During 2009, the Company’s employees surrendered 156,481 Class A shares valued at $596 in connection with the required tax withholding resulting from the vesting of various equity awards. The Company paid these withholding taxes on behalf of the related employees. These shares were subsequently retired and no longer remain outstanding as of December 31, 2009.

Additional paid-in capital decreased by $24,296, of which $31,653 related to the recording of existing put options (Note 2), $5,225 related to the vesting of restricted stock and stock appreciation rights, $923 related to acquisitions, and other charges of $215. These decreases were offset by $13,720 relating to increase from stock-based compensation.

(e) Employee Stock Incentive Plan

On May 26, 2005, the Company’s shareholders approved the Company’s 2005 Stock Incentive Plan (the “2005 Incentive Plan”). The 2005 Incentive Plan authorizes the issuance of awards to employees, officers, directors and consultants of the Company with respect to 2,000,000 shares of MDC Partners’ Class A Subordinate Voting Shares or any other security in to which such shares shall be exchanged. On June 1, 2007 and on June 2, 2009, the Company’s shareholders approved a total additional authorized Class A Shares of 2,500,000 to be added to the 2005 Incentive Plan for a total of 4,500,000 authorized Class A Shares. On May 30, 2008, the Company’s shareholders approved the 2008 Key Partner Incentive Plan, which provides for the issuance of 600,000 Class A Shares. On June 1, 2011, the Company’s shareholders approved the 2011 Stock Incentive Plan, which provides for the issuance of up to 2,000,000 Class A Shares. As of December 31, 2011, the Company has granted 200,000 Director options (of which 100,000 were forfeited), which option grants were for a ten-year term and vests over five (5) years from the grant date under the 2005 Incentive Plan.

The following table summarizes information about time based and financial performance-based restricted stock and restricted stock unit awards granted under the 2005 Incentive Plan, 2008 Key Partner Incentive Plan and 2011 Stock Incentive Plan:

	Performance Based Awards		Time Based Awards
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Balance at December 31, 2008	1,137,863	$8.05	829,531	$7.57
Granted	—	—	179,927	7.15
Vested	(545,747)	7.95	(74,646)	9.19
Forfeited	(34,158)	7.88	(10,652)	10.04
Balance at December 31, 2009	557,958	$8.17	924,160	$7.33
Granted	753,209	8.83	258,223	10.28
Vested	(804,300)	8.37	(562,971)	8.60
Forfeited	(4,944)	8.88	(3,345)	8.13
Balance at December 31, 2010	501,923	$8.83	616,067	$7.40
Granted	1,097,754	18.39	297,520	16.93
Vested	(217,697)	12.74	(287,234)	5.17
Forfeited	(1,423)	14.59	(41,454)	8.79
Balance at December 31, 2011	1,380,557	$15.81	584,899	$12.86

The total fair value of restricted stock and restricted stock unit awards, which vested during the year ended December 31, 2011, 2010 and 2009 was $8,269, $14,976 and $5,022, respectively. In connection with the vesting of these awards, the Company realized a tax deduction of $7,280, $3,431 and $414 in 2011, 2010 and 2009, respectively. At December 31, 2011, the weighted average remaining contractual life for performance based awards is 2.0 years and for time based awards is 1.7 years. At December 31 2011, the fair value of all restricted stock and restricted stock unit awards is $26,298. The term of these awards is three years with vesting up to three years. At December 31, 2011, the unrecognized compensation expense for these awards was $16,612 and will be recognized through 2014. At December 31, 2011, there are 2,511,742 awards available to grant.

The Company’s Board of Directors adopted the 2005 Incentive Plan as a replacement for MDC Partners’ Amended and Restated Stock Option Incentive Plan (the “Prior 2003 Plan”). Following approval of the 2005 Incentive Plan, the Company ceased making awards under the Prior 2003 Plan.

Prior to adoption of the 2005 Incentive Plan, the Company’s Prior 2003 Plan provided for grants of up to 1,890,786 options to employees, officers, directors and consultants of the Company. All the options granted were for a term of five years from the date of the grant and vest 20% on the date of grant and a further 20% on each anniversary date. In addition, the Company granted 534,960 options, on the privatization of Maxxcom, with a term of no more than 10 years from initial date of grant by Maxxcom and vest 20% in each of the first two years with the balance vesting on the third anniversary of the initial grant.

Information related to share option transactions grant under all plans over the past three years is summarized as follows:

	Options Outstanding		Options Exercisable
	Number Outstanding	Weighted Average Price per Share	Number Outstanding	Weighted Average Price per Share	Non Vested Options
Balance, December 31, 2008	458,835	$9.49	393,835	$9.69	65,000
Vested	—	—			(20,000)
Granted	—	—			—
Exercised	(47,625)	8.76			—
Expired and cancelled	(171,218)	12.22			—
Balance, December 31, 2009	239,992	$9.55	194,992	$9.64	45,000
Vested	—	—			(20,000)
Granted	—	—			—
Exercised	(6,495)	9.19			—
Expired and cancelled	(17,297)	17.08			—
Balance, December 31, 2010	216,200	$9.41	191,200	$9.41	25,000

	Options Outstanding		Options Exercisable
	Number Outstanding	Weighted Average Price per Share	Number Outstanding	Weighted Average Price per Share	Non Vested Options
Vested	—	—			(20,000)
Granted	—	—			—
Exercised	(113,085)	8.94			—
Expired and cancelled	(15,034)	12.57			—
Balance, December 31, 2011	88,081	$9.12	83,081	$9.14	5,000

At December 31, 2011, the intrinsic value of vested options and the intrinsic value of all options was $352 and $375, respectively. For options exercised during 2011 and 2010, the Company received cash proceeds of $1,011 and $60, respectively. The Company did not receive any windfall tax benefits. The intrinsic value of options exercised during 2011 and 2010 was $900 and $20, respectively. At December 31, 2011, the weighted average remaining contractual life of all outstanding options was 4.1 years and for all vested options was 4.0 years. At December 31, 2011, the unrecognized compensation expense of all options was $14 and will be recognized through 2012.

Share options outstanding as of December 31, 2011 are summarized as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Outstanding Number	Weighted Average Contractual Life	Weighted Average Price per Share	Exercisable Number	Weighted Average Price per Share	Weighted Average Contractual Life
$5.16 – $7.74	7,365	0.53	$6.97	7,365	$6.97	0.53
$7.75 – $9.64	80,716	4.44	$9.32	75,716	$9.36	4.36

(f) Stock Appreciation Rights

During 2003, the Compensation Committee of the Board of Directors approved a stock appreciation rights (“SAR’s”) compensation program for senior officers and directors of the Company. SARS’s granted prior to 2006 have a term of four years, for SAR’s granted in 2006 and after they have a term of up to 10 years and all awards vest one-third on each anniversary date.

SAR’s granted and outstanding are as follows:

	SAR’s Outstanding		SAR’s Exercisable
	Weighted Average Number Outstanding	Weighted Average Price per Share	Number Outstanding	Price per Share	Non Vested SAR’s
Balance at December 31, 2008	245,000	$9.74	238,334	$9.80	6,666
Vested	—	—			(6,666)
Granted	3,744,686	3.76			3,744,686
Exercised	(172,759)	3.72			(172,759)
Expired and cancelled	(298,158)	8.22			(83,158)
Balance at December 31, 2009	3,518,769	$3.80	30,000	$8.18	3,488,769
Vested	—	—			(1,747,034)
Granted	—	—			—
Exercised	(187,666)	$4.19			(187,666)
Expired and cancelled	—				—
Balance at December 31, 2010	3,331,103	$3.78	1,777,034	$3.77	1,554,069
Vested	—	—			(290,089)
Granted	—	—
Exercised	(172,974)	4.23			(172,974)
Expired and cancelled	—	—			—
Balance at December 31, 2011	3,158,129	$3.75	2,067,123	$3.75	1,091,006

At December 31, 2011, the aggregate amount of shares to be issued on vested SAR’s was 1,488,498 shares with an intrinsic value of $19,872 and for all outstanding SAR’s, the aggregate amount of shares to be issued was 2,272,588 with an intrinsic value of $30,407. During 2011, 2010 and 2009, the aggregate value of SAR’s exercised was $2,289, $1,147 and $407, respectively. The Company received tax deductions of $387 and $180 in 2011 and 2010, respectively. At December 31, 2011, the weighted average remaining contractual life of all outstanding SAR’s was 2.2 years and for all vested SAR’s was 2.2 years. At December 31, 2011, the unrecognized compensation expense of all SAR’s was $61 and will be recognized through 2012.

	SAR’s Outstanding			SAR’s Exercisable
Range of Exercise Prices	Outstanding Number	Weighted Average Contractual Life	Weighted Average Price per Share	Exercisable Number	Weighted Average Price per Share	Weighted Average Contractual Life
$3.72 – $6.60	3,148,129	2.17	$3.74	2,057,123	$3.72	2.17
$6.61 – $8.95	10,000	4.33	$8.95	10,000	$8.95	4.33

(h) Equity Value Appreciation Awards

In January 2011, the Company awarded 1,413,000 extraordinary Equity Value Appreciation Awards (“EVARs”) to its employees. These EVARs may result in the issuance of up to 1,413,000 restricted stock units and restricted stock shares (“RSUs”), but only upon the achievement of extraordinary stock performance targets. If issued the RSUs underlying the EVAR grant will vest on December 31, 2013.

The Company measured the fair value of EVARs using a lattice based model (Monte Carlo) on the grant date.

Information related to EVAR transactions over the past three years is summarized as follows:

	EVARs Outstanding		EVARs Exercisable
	Number Outstanding	Weighted Average Issuance Price per Share	Number Outstanding	Weighted Average Issuance Price per Share	Non Vested EVARs
Balance, December 31, 2010	—	$—	—	$—	—
Vested	—	—	—
Granted	1,413,000	23.00	—	—	1,413,000
Expired and cancelled	(45,000)	23.00	—	—	(45,000)
Balance, December 31, 2011	1,368,000	$23.00	—	$—	1,368,000

The grant date fair value of these EVARs was $13,240. At December 31, 2011, the weighted average remaining contractual life for these awards is two years. At December 31, 2011, the unrecognized compensation expense of these awards is $8,790 and will be recognized through 2013.

The Company has reserved a total of 3,137,227 Class A shares in order to meet its obligations under various conversion rights, warrants and employee share related plans. At December 31, 2011 there were 2,511,742 shares available for future option and similar grants.